Derivative Asset - Schedule of Derivative Assets (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Opening balance	$ 63,503	$ 7,227	$ 7,227
Derivative asset premium	0		15,370
Unrealized (loss)/gain on derivative assets	(5,231)	22,914	31,221
Fair value adjustment on derivative asset	(1,368)	$ 6,648	9,685
Closing balance	56,904		63,503
Less: Current portion of derivative assets	(28,177)		(29,645)
Non-current portion of derivative assets	$ 28,727		$ 33,858